Income tax payable - Additional Information (Detail) - RUB (₽) ₽ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax rate			20.00%
Reversal of deferred tax on unremitted earnings			₽ 447,034
Provision for uncertain tax positions		₽ (447,034)	(336,326)
Reversal of provision for uncertain tax positions	₽ 110,708
Derecognition of indemnification asset				₽ 325,269
Unrecognized deferred tax assets	₽ 433,340		₽ 433,340		₽ 320,293